Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Schedule of operating segments based on internal management report
	Year ended December 31, 2020
	Automotive after-sales service	Insurance intermediation service	Others	Consolidated
Revenues from external customers	$154,238	$84,161	$526	$238,925
Depreciation and amortization	$(1,090)	$(449)	$(74)	$(1,613)
Segment income (loss) before tax	$12,864	$(3,616)	$(874)	$8,374
	Year ended December 31, 2021
	Automotive after-sales service	Insurance intermediation service	Others	Consolidated
Revenues from external customers	$187,880	$56,766	$4,589	$249,235
Depreciation and amortization	$(3,404)	$(578)	$(73)	$(4,055)
Segment income (loss) before tax	$15,891	$(4,256)	$(1,105)	$10,530
	Year ended December 31, 2022
	Automotive after-sales service	Insurance intermediation service	Others	Consolidated
Revenues from external customers	$199,294	$67,640	$15,479	$282,413
Depreciation and amortization	$(3,452)	$(1,558)	$(68)	$(5,078)
Segment income (loss) before tax	$(8,109)	$(2,212)	$(353)	$(10,674)

Schedule of total assets from continuing operations by segments
	December 31,
	2021	2022
Segment assets
Automotive after-sales service	$153,723	$113,992
Insurance intermediation service	49,729	68,123
Others	1,943	9,853
Total segment assets from continuing operations	$205,395	$191,968